Nature of business and history (Details Narrative)						1 Months Ended				6 Months Ended
	Apr. 26, 2024 USD ($)	May 12, 2023 USD ($)	Dec. 27, 2021 shares	Dec. 15, 2021 EUR (€) shares	May 20, 2021 shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 EUR (€) shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares issued					15,000,000
Common Stock, Shares Subscribed but Unissued				720,114
[custom:AmericanDepositoryShares]				2,400,000
Common stock, shares outstanding										18,289,866	18,216,958		18,216,858	18,216,858
[custom:NetListingCosts-0] | €				€ 3,900,000
Gross sale proceeds | $		$ 100,000,000
Net Income (Loss) Attributable to Parent | €										€ 4,038,506	€ 4,886,230	€ 6,759,225
Retained Earnings (Accumulated Deficit) | €										51,181,531	47,143,025
Cash | €										6,187,966	€ 3,691,420
Marketable securities | €										10,700,000
Unrealized net loss from exchange rate | €										€ 200,000
Prior Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding						18,289,866	18,289,866	18,216,958	18,216,958
Current Sales Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate offering price | $	$ 16,362,816
American Depository Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						72,908	72,908	100	100
Shares issued value						$ 293,328	€ 270,885	$ 582	€ 531
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues				3,120,114
[custom:NetListingCosts-0] | €				€ 29,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:AmericanDepositoryShares]			96,744